Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 9,625	$ 3,252
Amounts receivable	1,477	4,091
Taxes recoverable	5,483	5,343
Prepaid expenses and other assets	594	1,030
Inventory	5,592	9,231
Total current assets	22,771	22,947
Exploration and evaluation assets	9,827	46,781
Plant, equipment and mining properties	35,658	38,743
Long-term investments	4,311	10
Other assets	4	107
Total assets	72,571	108,588
Current liabilities
Accounts payable and accrued liabilities	4,907	5,885
Amounts due to related parties	156	157
Taxes payable	46	167
Current portion of term facility	3,384	1,017
Current portion of equipment loans	199	517
Current portion of finance lease obligations	692	950
Deferred revenue	0	573
Current portion of reclamation provision		296
Other liabilities	178	279
Total current liabilities	9,562	9,841
Term facility	2,513	5,884
Equipment loans	90	411
Finance lease obligations	442	869
Warrant liability	1,579	2,009
Reclamation provision	1,524	10,799
Deferred income tax liabilities	2,938	3,903
Total liabilities	18,648	33,420
EQUITY
Share capital	96,396	88,045
Equity reserves	9,391	9,849
Treasury shares (14,180 shares, at cost)	(97)	(97)
Accumulated other comprehensive loss	(4,563)	(6,124)
Accumulated deficit	(47,204)	(16,505)
Total equity	53,923	75,168
Total liabilities and equity	$ 72,571	$ 108,588